SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 01, 2025	Jul. 01, 2024	Mar. 22, 2024	Jan. 30, 2024	Jan. 01, 2023	Jul. 01, 2022	Jan. 01, 2022
Subsequent Event [Line Items]
Sale of Stock, Consideration Received Per Transaction			$ 50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received Per Transaction			$ 4,267,622
Frank Ingriselli [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Number of restricted stock, shares							60,000
Vested options exercised					30,000	30,000
Frank Ingriselli [Member] | Employment Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of restricted stock, shares				60,000
Vested options exercised	30,000	30,000